Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Income tax expenses
Current income tax expenses	—	20,597	20,241	15,741
Deferred income tax expenses (benefit)	478,009	(186,547)	(140,372)	(109,163)
Income tax expenses (benefit)	478,009	(165,950)	(120,131)	(93,422)

Schedule of Statutory Tax Rate and the Effective Tax Rate for Enterprise Income Tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the Years Ended December 31,
	2023	2023	2024	2024	2025	2025 2025
	S$	%	S$	%	S$	$	%
Income (loss) before tax	2,868,175	100.0	(1,197,088)	100.0	(2,473,133)	(1,923,270)	100.0
Singapore statutory income tax rate	17%		17%		17%	17%
Income tax expenses (benefit) computed at Singapore statutory rate	487,590	17.0	(203,505)	17.0	(420,433)	(326,956)	17.0
Domestic tax effects
Non-deductible expenses	7,530	0.3	5,916	(0.5)	12,827	9,975	(0.5)
Tax exemption and rebates	—	—	—	——	—	—	—
True-up of prior tax	—	—	(34,022)	2.8	(33,666)	(26,181)	1.4
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore	—	—	65,661	(5.4)	321,141	249,740	(13.0	)_
Others	(17,111)	(0.6)	—	—	—	—	—
Total tax expenses (benefit)	478,009	16.7	(165,950)	13.9	(120,131)	(93,422)	4.9

Schedule of Deferred Tax Asset and Liability	Components of the Company’s deferred tax asset and liability are as follows:
	As of December 31,
	2024	2025	2025
	S$	S$	$
Deferred tax assets
Allowance for credit losses	10,369	10,854	8,441
Lease liabilities	66,845	81,342	63,257
Net operating loss carry-forwards	150,781	270,046	210,006
Depreciation	7,421	4,735	3,682
Deferred tax liabilities
Right-of-use assets	(66,416)	(82,133)	(63,872)
Depreciation	—	—	—
Unbilled revenue	(560,836)	(536,310)	(417,070)
Deferred tax liabilities, net	(391,836)	(251,466)	(195,556)